Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable		$ 80,548	$ 140,212	$ 90,720
Accrued payroll and related costs		46,650	60,111	51,115
Credit cards payable		49,045	41,802	56,759
Insurance		0		14,982
Other		10,803	38,668	4,429
Total accounts payable and accrued expenses	$ 280,793	$ 187,046	$ 280,793	$ 218,005